Business Combination - Air Travel Bureau Limited - Cash Flows, Intangible Assets and Goodwill (Details) - INR (₨) ₨ in Thousands		8 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2018	Mar. 31, 2018
Changes in goodwill
Goodwill at beginning of year
Goodwill at end of year		₨ 961,186	₨ 961,186
Air Travel Bureau Limited
Business Combination
Goodwill, Beginning Balance			653,666
Acquisition of a subsidiary			307,520
Goodwill, Ending Balance		961,186	₨ 961,186
Net cash acquired with the subsidiary		156,543
Cash paid		(510,000)
Net cash flow on acquisition		₨ (353,457)
Values and lives of intangibles recognised on acquisition:
Total Intangibles	₨ 151,543
Air Travel Bureau Limited | Customer relationships
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	15 years
Total Intangibles	₨ 134,682
Air Travel Bureau Limited | Non compete agreements
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	3 years 6 months
Total Intangibles	₨ 16,861